Capital and Regulatory Matters (Tables)	12 Months Ended
Jun. 30, 2015
Capital and Regulatory Matters
Schedule of Company's and Bank's regulatory capital ratios

	Actual		Minimum Capital Requirements		Minimum To Be Well Capitalized Under Prompt Correction Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
	(Dollars in thousands)
June 30, 2015:
Common equity tier 1 capital to risk weighted assets:
Company	$120,461	19.72%	$27,489	≥4.5%	$	N/A	N/A
Bank	107,589	17.57%	27,556	≥4.5%		39,802	≥6.5%
Total capital to risk weighted assets:
Company	122,424	20.04%	48,872	≥8.0%		N/A	N/A
Bank	111,340	18.18%	48,994	≥8.0%		61,243	≥10.0%
Tier 1 capital to risk weighted assets:
Company	120,461	19.72%	24,434	≥4.0%		N/A	N/A
Bank	107,589	17.57%	24,494	≥4.0%		36,741	≥6.0%
Tier 1 capital to average assets:
Company	120,461	14.42%	33,415	≥4.0%		N/A	N/A
Bank	107,589	12.87%	33,439	≥4.0%		41,798	≥5.0%
June 30, 2014:
Total capital to risk weighted assets:
Company	$120,818	23.69%	$40,808	≥8.0%	$	N/A	N/A
Bank	103,160	20.12%	41,027	≥8.0%		51,284	≥10.0%
Tier 1 capital to risk weighted assets:
Company	119,421	23.41%	20,404	≥4.0%		N/A	N/A
Bank	99,256	19.35%	20,514	≥4.0%		30,771	≥6.0%
Tier 1 capital to average assets:
Company	119,421	15.90%	30,049	≥4.0%		N/A	N/A
Bank	99,256	13.22%	30,028	≥4.0%		37,536	≥5.0%